Financial assets and liabilities - Summary of cash and cash equivalents and current financial assets denominated in us dollars affected equity and profit or loss (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025
US Dollar
Disclosure of Financial Assets And Liabilities [Line Items]
Percentage change sensistivity	10.00%